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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments.

Wanger USA Report

Wanger USA	Statement of Investments (Unaudited), September 30, 2011

Number of Shares		Value
	Equities — 98.9%
	Information — 30.0%
	Business Software — 10.0%
498,000	Informatica (a) Enterprise Data Integration Software	$20,393,100
413,000	Micros Systems (a) Information Systems for Hotels, Restaurants and Retailers	18,134,830
221,000	ANSYS (a) Simulation Software for Engineers and Designers	10,837,840
106,000	Concur Technologies (a) Web Enabled Cost & Expense Management Software	3,945,320
132,000	Ariba (a) Cost Management Software	3,657,720
153,000	Blackbaud Software & Services for Non-Profits	3,407,310
35,000	Quality Systems IT Systems for Medical Groups & Ambulatory Care Centers	3,395,000
163,000	SPS Commerce (a) Supply Chain Management Software Delivered via the Web	2,655,270
92,000	NetSuite (a) End to End IT Systems Solution Delivered Over the Web	2,484,920
64,000	Advent Software (a) Asset Management & Trading Systems	1,334,400
19,500	Tangoe (a) Software Solution for Managing Communication Expense & Devices	220,545
		70,466,255
	Instrumentation — 4.6%
394,000	IPG Photonics (a) Fiber Lasers	17,115,360
109,750	Mettler Toledo (a) Laboratory Equipment	15,360,610
		32,475,970
	Semiconductors & Related Equipment — 3.8%
1,111,000	Atmel (a) Microcontrollers, Radio Frequency, and Memory Semiconductors	8,965,770
488,000	Microsemi (a) Analog/Mixed-signal Semiconductors	7,798,240
520,000	ON Semiconductor (a) Mixed-signal & Power Management Semiconductors	3,728,400
226,000	Monolithic Power Systems (a) High Performance Analog & Mixed-signal Integrated Circuits (ICs)	2,300,680
243,000	Entegris (a) Semiconductor Materials Management Products	1,550,340
205,000	Pericom Semiconductor (a) Interface Integrated Circuits (ICs) & Frequency Control Products	1,519,050
203,000	TriQuint Semiconductor (a) Radio Frequency Semiconductors	1,019,060
		26,881,540
	Telephone and Data Services — 3.0%
970,000	tw telecom (a) Fiber Optic Telephone/Data Services	16,024,400
101,200	AboveNet Metropolitan Fiber Communications Services	5,424,320
		21,448,720
	Computer Hardware & Related Equipment — 2.3%
358,000	II-VI (a) Laser Optics and Specialty Materials	6,265,000
100,000	Zebra Technologies (a) Bar Code Printers	3,094,000
110,000	Netgear (a) Networking Products for Small Business & Home	2,847,900
69,000	Amphenol Electronic Connectors	2,813,130
38,000	Nice Systems - ADR (Israel) (a) (b) Audio & Video Recording Solutions	1,153,300
		16,173,330
	Telecommunications Equipment — 1.7%
274,000	Polycom (a) Video Conferencing Equipment	5,033,380
275,800	Finisar (a) Optical Sub-systems and Components	4,837,532
135,000	Infinera (a) Optical Networking Equipment	1,042,200
133,000	Ixia (a) Telecom Network Test Equipment	1,020,110
		11,933,222
	Computer Services — 1.5%
333,000	ExlService Holdings (a) Business Process Outsourcing	7,326,000
450,000	RCM Technologies (a) Technology & Engineering Services	2,020,500
375,500	Hackett Group (a) IT Integration & Best Practice Research	1,400,615
		10,747,115
	Gaming Equipment & Services — 1.1%
264,000	Bally Technologies (a) Slot Machines & Software	7,122,720
42,000	WMS Industries (a) Slot Machine Provider	738,780
		7,861,500

1

Number of Shares		Value
	Contract Manufacturing — 0.6%
122,000	Plexus (a) Electronic Manufacturing Services	$2,759,640
165,000	Sanmina-SCI (a) Electronic Manufacturing Services	1,102,200
		3,861,840
	Financial Processors — 0.5%
91,000	Global Payments Credit Card Processor	3,675,490

	Business Information & Marketing Services — 0.4%
291,200	Navigant Consulting (a) Financial Consulting Firm	2,699,424

	Internet Related — 0.3%
265,000	US Auto Parts Network (a) Auto Part Online Retailer	1,343,550
377,300	TheStreet.com Financial Information Websites	747,054
		2,090,604
	Radio — 0.1%
333,900	Salem Communications Radio Stations for Religious Programming	764,631

	TV Broadcasting — 0.1%
522,000	Entravision Communications (a) Spanish Language TV & Radio Stations	532,440

	Consumer Software —%
18,700	Carbonite (a) (c) Online File Storage	225,148
	Total Information	211,837,229

	Consumer Goods & Services — 18.3%
	Retail — 8.6%
550,000	lululemon athletica (a) Premium Active Apparel Retailer	26,757,500
256,000	Abercrombie & Fitch Teen Apparel Retailer	15,759,360
147,000	Shutterfly (a) Internet Photo-centric Retailer	6,053,460
476,000	Saks (a) (c) Luxury Department Store Retailer	4,165,000
382,000	Pier 1 Imports (a) Home Furnishing Retailer	3,735,960
134,000	Chico’s FAS Women’s Specialty Retailer	1,531,620
69,500	Teavana (a) (c) Specialty Tea Retailer	1,413,630
315,000	Talbots (a) (c) Women’s Specialty Retailer	850,500
116,229	Gaiam Healthy Living Catalogs & E-Commerce	394,016
6,000	The Fresh Market (a) Specialty Food Retailer	228,960
		60,890,006
	Travel — 2.7%
449,700	Gaylord Entertainment (a) Convention Hotels	8,697,198
659,500	Avis Budget Group (a) Second Largest Car Rental Company	6,377,365
400,000	Hertz (a) Largest U.S. Rental Car Operator	3,560,000
12,000	HomeAway (a) (c) Vacation Rental Online Marketplace	403,440
		19,038,003
	Furniture & Textiles — 1.5%
590,000	Knoll Office Furniture	8,083,000
150,000	Herman Miller Office Furniture	2,679,000
		10,762,000
	Food & Beverage — 1.3%
117,000	Diamond Foods (c) Snack Foods and Culinary Ingredients	9,335,430

	Apparel — 1.2%
108,500	Warnaco Group (a) Global Branded Apparel Manufacturer	5,000,765
115,000	True Religion Apparel (a) Premium Denim	3,100,400
		8,101,165
	Consumer Goods Distribution — 0.9%
232,000	Pool Distributor of Swimming Pool Supplies & Equipment	6,073,760

	Other Consumer Services — 0.9%
163,000	Lifetime Fitness (a) Sport & Fitness Club Operator	6,006,550

	Casinos & Gaming — 0.5%
392,000	Pinnacle Entertainment (a) Regional Casino Operator	3,559,360

	Leisure Products — 0.4%
83,000	Thor Industries RV & Bus Manufacturer	1,838,450
45,000	Skullcandy (a) (c) Lifestyle Branded Headphones	635,850
		2,474,300

2

Number of Shares		Value
	Other Durable Goods — 0.3%
85,000	Jarden Branded Household Products	$2,402,100
	Restaurants —%
17,700	Bravo Brio Restaurant Group (a) Upscale Casual Italian Restaurants	294,528
	Total Consumer Goods & Services	128,937,202

	Industrial Goods & Services — 14.5%
	Machinery — 12.0%
631,500	Ametek Aerospace/Industrial Instruments	20,820,555
480,200	Nordson Dispensing Systems for Adhesives & Coatings	19,083,148
290,000	Donaldson Industrial Air Filtration	15,892,000
319,000	Pentair Pumps & Water Treatment	10,211,190
297,300	ESCO Technologies Automatic Electric Meter Readers	7,581,150
128,000	MOOG (a) Motion Control Products for Aerospace, Defense & Industrial Markets	4,175,360
82,000	Kennametal Consumable Cutting Tools	2,684,680
111,000	Oshkosh Corporation (a) Specialty Truck Manufacturer	1,747,140
32,000	Toro Turf Maintenance Equipment	1,576,640
13,078	HEICO FAA Approved Aircraft Replacement Parts	440,206
		84,212,069
	Industrial Materials & Specialty Chemicals — 1.2%
187,000	Drew Industries RV & Manufactured Home Components	3,736,260
176,000	Albany International Paper Machine Clothing and Advanced Textiles	3,212,000
37,000	Albemarle Refinery Catalysts and Other Specialty Chemicals	1,494,800
		8,443,060
	Steel — 0.6%
320,400	GrafTech International (a) Industrial Graphite Materials Producer	4,069,080

	Electrical Components — 0.5%
104,000	Acuity Brands Commercial Lighting Fixtures	3,748,160

	Waste Management — 0.2%
33,000	Clean Harbors (a) Hazardous Waste Services & Disposal	1,692,900

	Water — %
121,000	Mueller Water Products Fire Hydrants, Valves & Ductile Iron Pipes	300,080
	Total Industrial Goods & Services	102,465,349

	Finance — 10.8%
	Banks — 5.3%
253,000	Lakeland Financial Indiana Bank	5,226,980
480,000	Valley National Bancorp (c) New Jersey/New York Bank	5,083,200
161,194	Hancock Holding Gulf Coast Bank	4,316,775
284,000	MB Financial Chicago Bank	4,180,480
107,000	SVB Financial Group (a) Bank to Venture Capitalists	3,959,000
368,000	TCF Financial Great Lakes Bank	3,370,880
666,200	First Busey Illinois Bank	2,897,970
271,000	Associated Banc-Corp Midwest Bank	2,520,300
292,460	Pacific Continental Pacific Northwest Bank	2,073,542
97,700	Sandy Spring Bancorp Baltimore, D.C. Bank	1,429,351
35,000	City National Bank & Asset Manager	1,321,600
504,451	Guaranty Bancorp (a) Colorado Bank	605,341
32,482	Green Bankshares (a) (c) Tennessee Bank	41,252
		37,026,671
	Finance Companies — 2.5%
138,000	World Acceptance (a) Personal Loans	7,721,100
146,900	McGrath Rentcorp Temporary Space & IT Rentals	3,494,751
201,000	CAI International (a) International Container Leasing	2,355,720
71,000	Aaron’s Rent to Own	1,792,750
160,000	H&E Equipment Services (a) Heavy Equipment Leasing	1,320,000
60,000	Textainer Group Holdings Top International Container Leasor	1,216,800
		17,901,121

3

Number of Shares		Value
	Brokerage & Money Management — 1.2%
206,000	SEI Investments Mutual Fund Administration & Investment Management	$3,168,280
85,000	Eaton Vance Specialty Mutual Funds	1,892,950
444,000	MF Global (a) Futures Broker	1,833,720
86,000	Financial Engines (a) Asset Management for 401k Plans	1,557,460
		8,452,410
	Savings & Loans — 1.1%
408,600	ViewPoint Financial Texas Thrift	4,678,470
142,000	Berkshire Hills Bancorp Northeast Thrift	2,622,740
52,011	Kaiser Federal Financial Group Los Angeles Savings & Loan	613,730
		7,914,940
	Insurance — 0.7%
146,500	Leucadia National Insurance Holding Company	3,322,620
19,000	Enstar Group (a) Insurance/Reinsurance & Related Services	1,809,370
		5,131,990
	Total Finance	76,427,132

	Health Care — 10.2%
	Biotechnology & Drug Delivery — 4.6%
254,000	BioMarin Pharmaceutical (a) Biotech Focused on Orphan Diseases	8,094,980
322,000	Seattle Genetics (a) (c) Antibody-based Therapies for Cancer	6,137,320
113,000	Onyx Pharmaceuticals (a) Commercial-stage Biotech Focused on Cancer	3,391,130
411,000	Isis Pharmaceuticals (a) Biotech Pioneer in Anti-sense Drugs	2,786,580
384,000	NPS Pharmaceuticals (a) Orphan Drugs & Healthy Royalties	2,499,840
162,000	Auxilium Pharmaceuticals (a) Biotech Focused on Niche Disease Areas	2,428,380
450,000	Micromet (a) Next-generation Antibody Technology	2,160,000
104,000	InterMune (a) Drugs for Pulmonary Fibrosis & Hepatitis C	2,100,800
455,000	Chelsea Therapeutics (a) Biotech Focused on Rare Diseases	1,660,750
128,000	Anthera Pharmaceuticals (a) Biotech Focused on Cardiovascular, Cancer & Immunology	610,560
130,000	Savient Pharmaceuticals (a) (c) Biotech Company Focused on Severe Gout	533,000
7,700	United Therapeutics (a) Biotech Focused on Rare Diseases	288,673
738,060	Medicure - Warrants (a) (d) (e) Cardiovascular Biotech Company	7
25,000	Locus Pharmaceuticals, Series A-1, Pfd. (a) (d) (e) (f) High Throughput Rational Drug Design	—
12,886	Locus Pharmaceuticals, Series B-1, Pfd. (a) (d) (e) (f) High Throughput Rational Drug Design	—
		32,692,020
	Medical Equipment & Devices — 3.7%
218,000	Alexion Pharmaceuticals (a) Biotech Focused on Orphan Diseases	13,965,080
143,000	Sirona Dental Systems (a) Manufacturer of Dental Equipment	6,064,630
76,000	Gen-Probe (a) Molecular In-vitro Diagnostics	4,351,000
53,200	Hill-Rom Holdings Hospital Beds/Patient Handling	1,597,064
76,000	Pacific Biosciences of California (a) (c) Genome Sequencing	243,960
		26,221,734
	Medical Supplies — 1.1%
164,600	Cepheid (a) Molecular Diagnostics	6,391,418
29,000	Neogen (a) Food and Animal Safety Products	1,006,880
		7,398,298
	Pharmaceuticals — 0.7%
435,500	Akorn (a) Develops, Manufactures & Sells Specialty Generic Drugs	3,401,255
116,100	Alimera Sciences (a) (c) Ophthalmology-focused Pharmaceutical Company	928,800
45,000	Horizon Pharma (a) (c) Specialty Pharma Company	314,550
		4,644,605
	Health Care Services — 0.1%
100,000	Health Management Associates (a) Non-urban Hospitals	692,000
	Total Health Care	71,648,657

4

Number of Shares		Value
	Energy & Minerals — 9.9%
	Oil Services — 6.6%
618,000	FMC Technologies (a) Oil & Gas Wellhead Manufacturer	$23,236,800
474,100	Atwood Oceanics (a) Offshore Drilling Contractor	16,290,076
95,000	Bristow Largest Provider of Helicopter Services to Offshore Oil & Gas Producers	4,030,850
116,000	Hornbeck Offshore (a) (c) Supply Vessel Operator in U.S. Gulf of Mexico	2,889,560
		46,447,286
	Oil & Gas Producers — 2.5%
92,000	SM Energy Oil and Gas Producer	5,579,800
204,700	Houston American Energy (c) Oil and Gas Exploration/Production in Colombia	2,816,672
145,000	Northern Oil & Gas (a) (c) Small E&P Company in North Dakota Bakken	2,811,550
81,000	Rosetta Resources (a) Oil and Gas Producer Exploring in South Texas and Montana	2,771,820
83,000	Swift Energy (a) Oil and Gas Exploration and Production	2,020,220
174,000	Quicksilver Resources (a) (c) Natural Gas and Coal Steam Gas Producer	1,318,920
19,800	Oasis Petroleum (a) Oil Producer in North Dakota	442,134
		17,761,116
	Mining — 0.8%
56,000	Core Laboratories (Netherlands) (b) Oil & Gas Reservoir Consulting	5,030,480
100,000	Augusta Resource (a) (c) U.S. Copper/Molybdenum Mine	307,000
		5,337,480
	Total Energy & Minerals	69,545,882

	Other Industries — 5.2%
	Real Estate — 4.5%
503,000	Extra Space Storage Self Storage Facilities	9,370,890
459,600	BioMed Realty Trust Life Science-focused Office Buildings	7,615,572
935,000	Kite Realty Group Community Shopping Centers	3,422,100
102,000	Kilroy Realty West Coast Office and Industrial Properties	3,192,600
122,200	Dupont Fabros Technology (c) Technology-focused Office Buildings	2,406,118
264,000	Education Realty Trust Student Housing	2,267,760
119,000	Associated Estates Realty Multi-family Properties	1,839,740
341,000	DCT Industrial Trust Industrial Properties	1,496,990
		31,611,770
	Transportation — 0.7%
100,500	World Fuel Services Global Fuel Broker	3,281,325
134,487	Rush Enterprises, Class A (a) Truck Sales and Service	1,904,336
		5,185,661
	Total Other Industries	36,797,431

Total Equities (Cost: $508,613,448) — 98.9%		697,658,882

Securities Lending Collateral — 3.6%
25,224,800	Dreyfus Government Cash Management Fund (g) (7 day yield of 0.00%)	25,224,800

Total Securities Lending Collateral (Cost: $25,224,800)		25,224,800

Total Investments (Cost: $533,838,248) — 102.5% (h)		722,883,682	(i)

Obligation to Return Collateral for Securities Loaned — (3.6)%		(25,224,800)

Cash and Other Assets Less Liabilities — 1.0%		7,371,923

Total Net Assets — 100.0%		$705,030,805

5

> Notes to Statement of Investments

(a)                                  Non-income producing security.

(b)                                 On September 30, 2011, the market value of foreign securities represents 0.88% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percentage of Net Assets
Netherlands	$5,030,480	0.72
Israel	1,153,300	0.16

(c)                                  All or a portion of this security was on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 is $23,923,339.

(d)                                 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2011, the market value of these securities amounted to $7, which represents less than 0.01% of total net assets.

Additional information on these securities is as follows:

	Acquisition
Security	Dates	Shares	Cost	Value
Medicure - Warrants	12/22/06	738,060	$—	$7
Locus Pharmaceuticals, Series A-1 Pfd.	9/05/01	25,000	1,000,000	—
Locus Pharmaceuticals, Series B-1 Pfd.	2/08/07	12,886	37,369	—
			$1,037,369	$7

(e)                                  Illiquid security.

(f)                                    Security has no value.

(g)                                 Investment made with cash collateral received from securities lending activity.

(h)                                 At September 30, 2011, for federal income tax purposes, the cost of investments was $533,838,248 and net unrealized appreciation was $189,045,434 consisting of gross unrealized appreciation of $260,966,107 and gross unrealized depreciation of $(71,920,673).

(i)                                     Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

ADR                     American Depositary Receipts

At September 30, 2011, the Fund held investments in the following sectors:

Sector	Percentage of Net Assets
Information	30.0
Consumer Goods & Services	18.3
Industrial Goods & Services	14.5
Finance	10.8
Health Care	10.2
Energy & Minerals	9.9
Other Industries	5.2
98.9
Securities Lending Collateral	3.6
Obligation to Return Collateral for Securities Loaned	(3.6)
Cash and Other Assets less Liabilities	1.1
100.0

6

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$211,837,229	$—	$—	$211,837,229
Consumer Goods & Services	128,937,202	—	—	128,937,202
Industrial Goods & Services	102,465,349	—	—	102,465,349
Finance	76,427,132	—	—	76,427,132
Health Care	71,648,650	7	—	71,648,657
Energy & Minerals	69,545,882	—	—	69,545,882
Other Industries	36,797,431	—	—	36,797,431
Total Equities	697,658,875	7	—	697,658,882
Total Securities Lending Collateral	25,224,800	—	—	25,224,800
Total Investments	$722,883,675	$7	$—	$722,883,682

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the nine months ending September, 30, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2011
Equities
Health Care	$1,137	$—	$(1,137)	$—	$—	$—	$—	$—

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

7

The change in unrealized depreciation attributed to securities owned at September, 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $(1,137).

8

Wanger International      Report

Wanger International	Statement of Investments (Unaudited), September 30, 2011

Number of Shares		Value
	Equities — 94.1%

	Asia — 39.8%

	Japan — 17.8%
988,589	Kansai Paint Paint Producer in Japan, India, China and Southeast Asia	$9,473,397
2,740	Seven Bank ATM Processing Services	5,347,859
245,642	Aeon Delight Facility Maintenance & Management	5,271,904
203,500	Hoshizaki Electric Commercial Kitchen Equipment	4,957,765
950	Orix JREIT Diversified REIT	4,365,420
137,500	Gree Mobile Social Networking Game Developer/Platform	4,193,385
88,811	Ain Pharmaciez Dispensing Pharmacy/Drugstore Operator	3,913,354
93,586	Hamamatsu Photonics Optical Sensors for Medical and Industrial Applications	3,772,099
251,909	Japan Airport Terminal Airport Terminal Operator at Haneda	3,747,354
266,600	Asics Footwear and Apparel	3,640,260
3,064	Wacom (a) Computer Graphic Illustration Devices	3,591,212
262,000	Kuraray Special Resin, Fine Chemical, Fibers & Textures	3,573,182
3,250	Jupiter Telecommunications Largest Cable Service Provider in Japan	3,516,545
3,111,700	Shinsei Bank Commercial Bank	3,497,556
1,920	Advance Residence Investment Residential REIT	3,477,904
35,799	Nakanishi Dental Tools & Machinery	3,266,994
113,241	Kintetsu World Express Airfreight Logistics	3,238,803
101,116	Tsumura Traditional Chinese/Japanese Herbal Rx Drugs (Kampo)	3,223,966
158,847	Daiseki Waste Disposal and Recycling	3,143,432
222,500	Asahi Diamond Industrial Consumable Diamond Tools	3,094,975
130,518	Glory Currency Handling Systems & Related Equipment	3,068,140
660	Osaka Securities Exchange (a) Osaka Securities Exchange	3,024,759
317,000	Shimadzu Analytical Instrument, Medical & Industrial Equipment	2,674,047
169,760	Ushio Industrial Light Sources	2,584,456
57,500	Pigeon Baby Care Products	2,357,249
700	Mori Hills Tokyo Centric Diversified REIT	2,355,120
238,900	Sintokogio Automated Casting Machines, Surface Treatment System and Consumables	2,337,949
90,146	Icom Two Way Radio Communication Equipment	2,310,865
355	Fukuoka Diversified REIT in Fukuoka	2,306,980
78,358	Miura Industrial Boiler Manufacturer	2,294,320
100,325	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	2,291,627
162,666	Torishima Pump Manufacturing Industrial Pump for Power Generation and Water Supply Systems	2,284,577
55,000	Kakaku.com Online Price Comparison Services for Consumers	2,257,643
106,803	Ibiden Electronic Parts & Ceramics	2,256,966
102,200	Start Today Online Japanese Apparel Retailer	2,214,455
82,000	Misumi Group Industrial Components Distributor	1,822,259
746,500	Nippon Sheet Glass Sheet Glass for Building and Automotive Use	1,670,166
82,900	Park24 Parking Lot Operator	1,030,328
79,151	Kamigumi Port Cargo Handling & Logistics	706,507
		124,155,779
	Taiwan — 4.8%
4,173,800	Far Eastone Telecom Taiwan’s 3rd Largest Mobile Operator	6,171,115
871,400	President Chain Store Taiwan’s Number One Convenience Chain Store Operator	4,907,610
276,000	St. Shine Optical World’s Leading Disposable Contact Lens OEM	3,369,031
1,399,900	Taiwan Hon Chuan Beverage Packaging (bottles, caps, labels) Manufacturer	2,970,853
462,440	Simplo Technology Battery Packs for Notebooks & Tablet PCs	2,840,286
195,250	Formosa International Hotels Hotel, Food & Beverage Operation & Hospitality Management Services	2,659,308
743,000	Radiant Opto-Electronics LCD Back Light Modules	2,084,132
950,600	Chroma Ate Automatic Test Systems, Testing & Measurement Instruments	1,947,833

Number of Shares		Value
	Taiwan — 4.8% (cont)
724,830	Tripod Technologies Printed Circuit Boards	$1,888,086
346,000	China Steel Chemical Sole Coal Chemical Producer in Taiwan	1,435,749
1,167,300	CTCI Corp International Engineering Firm	1,396,324
434,700	Advantech Industrial PC & Components	1,141,884
170,260	Sinyi Realty Taiwanese Realty Company	219,294
64,200	Lung Yen Funeral Services and Columbaria	153,785
		33,185,290
	Singapore — 4.2%
4,100,000	Olam International Agriculture Supply Chain Manager	6,986,640
2,872,072	Ascendas REIT Singapore Industrial Property Landlord	4,428,832
5,153,270	Mapletree Industrial Trust Singapore Industrial Property Landlord	4,239,965
6,400,000	Mapletree Logistics Trust Industrial Property Landlord	4,145,359
2,715,400	CDL Hospitality Trust Hotel Owner/Operator	3,119,064
4,000,000	Mapletree Commercial Trust Retail and Office Property Landlord	2,476,082
1,840,000	Goodpack International Bulk Container Leasing	2,123,649
400,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	2,010,596
		29,530,187
	Hong Kong — 4.2%
856,400	Melco Crown Entertainment - ADR (b) Macau Casino Operator	7,116,684
2,150,000	Lifestyle International Mid- to High-end Department Store Operator in Hong Kong & China	5,454,489
4,427,500	Mongolian Mining (b) Coking Coal Mining in Mongolia	3,914,426
1,826,150	L’Occitane International (b) Skin Care and Cosmetics Producer	3,678,216
4,642,000	Sasa International Cosmetics Retailer	2,752,670
3,889,000	Hutchison Port Holdings Trust Southern China Container Ports	2,595,966
1,548,400	MGM China Holdings (b) Macau Casino Operator	2,051,967
5,043,800	Nagacorp Casino/Entertainment Complex in Cambodia	1,076,268
935,000	Melco International Macau Casino Operator	612,178
		29,252,864
	China — 3.8%
3,854,000	Zhaojin Mining Industry Gold Mining and Refining in China	6,410,987
119,100	New Oriental Education & Technology - ADR (b) China’s Largest Private Education Service Provider	2,735,727
2,440,800	Want Want Chinese Branded Consumer Food Company	2,210,528
2,905,000	Jiangsu Expressway Chinese Toll Road Operator	2,194,037
600,000	ENN Energy China’s Largest Private Gas Operator	1,940,931
50,000	Netease.com Chinese Online Gaming Services	1,908,000
3,286,700	AMVIG Holdings Chinese Tobacco Packaging Material Supplier	1,852,462
1,348,000	Digital China IT Distribution & Systems Integration Services	1,764,425
28,000,000	RexLot Holdings Lottery Equipment Supplier in China	1,664,374
1,300,000	China Yurun Food Meat Processor in China	1,375,043
32,500	51job - ADR (a) (b) Integrated Human Resource Services	1,296,750
100,000	Noah Holdings - ADR (b) Wealth Management Product Distributor in China	920,000
1,071,300	Wasion Group Electronic Power Meter Total Solution Provider	309,459
35,800	Zuoan Fashion (a) Men’s Apparel Provider in China	98,450
		26,681,173
	India — 2.6%
1,188,100	Jain Irrigation Systems Agricultural Micro-Irrigation Systems & Food Processing	3,679,616
991,200	Mundra Port & Special Economic Zone Indian West Coast Shipping Port	3,312,039
39,900	Asian Paints India’s Largest Paint Company	2,568,115
4,020,100	REI Agro Basmati Rice Processing	2,029,619
1,798,600	Manappuram Finance Short-term Lending Collateralized by Household Gold	1,908,751
100,000	Shriram Transport Finance Truck Financing in India	1,242,219

Number of Shares		Value
	India — 2.6% (cont)
153,800	United Breweries (b) India’s Largest Brewer	$1,169,392
497,700	Infrastructure Development Finance Infrastructure Finance in India	1,117,775
1,250,800	S. Kumars Nationwide Textiles, Clothing & Retail	1,063,004
		18,090,530
	South Korea — 1.2%
150,000	Woongjin Coway South Korean Household Appliance Rental Service Provider	4,829,670
18,200	NHN (b) Korean Online Search Services	3,467,403
		8,297,073
	Thailand — 0.6%
13,554,000	Home Product Center Home Improvement Retailer	4,051,575

	Philipines — 0.5%
7,451,800	SM Prime Holdings Shopping Mall Operator	2,070,253
864,000	Int’l Container Terminal Container Handling Terminals & Port Management	916,600
1,582,800	Manila Water Company Water Utility Company in the Philippines	685,220
		3,672,073
	Indonesia — 0.1%
1,107,900	Ace Indonesia Home Improvement Retailer	414,140

	Total Asia	277,330,684

	Europe — 35.3%

	United Kingdom — 8.7%
7,592,066	Archipelago Resources (b) Gold Mining Projects in Indonesia, Vietnam & the Philippines	8,115,199
226,700	Intertek Group Testing, Inspection & Certification Services	6,520,053
688,200	Chemring Defense Manufacturer of Countermeasures & Energetics	5,634,619
2,250,000	Charles Taylor (c) Insurance Services	4,841,939
440,000	JLT Group (a) International Business Insurance Broker	4,308,771
998,712	Workspace Group United Kingdom Real Estate	3,354,332
359,000	Serco Facilities Management	2,840,016
501,600	GlobeOp Financial Services Hedge Fund Administrator	2,260,545
240,000	Petropavlovsk Gold and Iron Ore Mining in Russia	2,207,062
56,000	Next Clothes and Home Retailer in the United Kingdom	2,195,469
307,400	Domino’s Pizza United Kingdom & Ireland Pizza Delivery in United Kingdom, Ireland and Germany	2,119,409
85,000	Rotork Valve Actuators for Oil & Water Pipelines	2,045,808
223,973	Smith and Nephew Medical Equipment & Supplies	2,014,726
90,604	Tullow Oil Oil and Gas Producer	1,832,386
241,300	Shaftesbury London Prime Retail REIT	1,743,214
318,303	Premier Oil (b) Oil and Gas Producer in Europe, Pakistan and Asia	1,711,175
272,000	Abcam (b) Online Sales of Antibodies	1,537,569
539,000	Cobham Aerospace Components	1,459,022
1,087,800	Kesa Electricals Europe’s Leading Electricals Retailers	1,413,243
556,698	PureCircle (b) Natural Sweeteners	774,164
237,500	SKIL Ports and Logistics (b) Indian Container Port Project	544,426
184,292	FlyBe (b) Largest European Regional Airline	327,619
238,400	Sterling Resources (b)	225,228
161,600	Sterling Resources (b) (d) Oil and Gas Exploration - Europe	149,618
		60,175,612
	Netherlands — 5.5%
239,209	Imtech Electromechanical & ICT Installation & Maintenance	6,728,722
136,474	Vopak World’s Largest Operator of Petroleum and Chemical Storage Terminals	6,522,705
102,028	Fugro Sub-sea Oilfield Services	5,145,416
165,644	Koninklijke TenCate Advanced Textiles & Industrial Fabrics	5,090,832
192,214	Unit 4 Aggresso Business Software Development	4,693,628
305,149	Aalberts Industries Flow Control & Heat Treatment	4,536,867
153,166	Arcadis Engineering Consultants	2,796,011

Number of Shares		Value
	Netherlands — 5.5% (cont)
25,034	Core Laboratories (a) Oil & Gas Reservoir Consulting	$2,248,804
55,788	USG People Temporary Staffing Services	461,948
		38,224,933
	France — 4.9%
149,000	Gemalto Smart Card Products & Solutions	7,085,435
77,918	Neopost Postage Meter Machines	5,713,382
67,000	Eurofins Scientific Food, Pharmaceuticals & Materials Screening & Testing	5,064,286
119,900	Saft Niche Battery Manufacturer	3,219,836
141,700	Teleperformance Call Center Operator	3,010,215
70,700	Mersen Advanced Industrial Materials	2,798,138
47,361	Rubis Tank Storage & Liquefied Petroleum Gas Distribution	2,385,697
28,900	Norbert Dentressangle Leading European Logistics & Transport Group	2,221,074
39,900	Pierre & Vacances Vacation Apartment Lets	1,587,975
220,933	Hi-Media (b) Online Advertiser in Europe	716,110
		33,802,148
	Switzerland — 3.7%
32,020	Partners Group Private Markets Asset Management	5,272,244
27,286	Geberit (b) Plumbing Supplies	5,038,084
43,116	Kuehne & Nagel Freight Forwarding/Logistics	4,839,036
2,428	Sika Chemicals for Construction & Industrial Applications	4,298,888
35,200	Dufry Group (b) Operates Airport Duty Free and Duty Paid Shops	3,077,295
93,419	Bank Sarasin & Cie Private Banking	2,856,442
		25,381,989
	Germany — 3.5%
276,094	Wirecard Online Payment Processing & Risk Management	4,223,988
18,209	Rational Commercial Ovens	4,087,643
193,166	Rhoen-Klinikum Health Care Services	3,911,570
83,100	Rheinmetall Defense & Automotive	3,897,883
100,872	CTS Eventim Event Ticket Sales	3,004,889
79,100	Dürr Automotive Plant Engineering & Associated Capital Equipment	2,548,851
68,400	Elringklinger Automobile Components	1,599,123
45,390	Deutsche Beteiligungs Private Equity Investment Management	904,509
		24,178,456
	Sweden — 1.9%
494,876	Hexagon Measurement Equipment & Software	6,435,003
507,368	Sweco Engineering Consultants	4,194,710
78,500	Unibet (b) European Online Gaming Operator	1,476,368
111,426	East Capital Explorer Sweden-based Russia/ Central Eastern Europe Investment Fund	851,582
18,792	Orc Software (a) Software for Securities Trading, Analysis & Risk Management	126,201
		13,083,864
	Italy — 1.5%
322,600	Ansaldo STS Railway Systems Integrator	3,206,138
1,692,600	CIR Italian Holding Company	3,182,260
626,100	Geox Apparel and Shoe Maker	2,279,409
20,000	Tod’s Leather Shoes & Bags	1,687,180
		10,354,987
	Denmark — 1.2%
39,814	Novozymes Industrial Enzymes	5,660,691
20,686	SimCorp Software for Investment Managers	2,967,588
		8,628,279
	Ireland — 1.1%
1,200,000	United Drug Irish Pharmaceutical Wholesaler & Outsourcer	3,674,318
42,200	Paddy Power Irish Betting Services	2,172,731

Number of Shares		Value
	Ireland — 1.1% (cont)
42,721	Aryzta Baked Goods	$1,810,809
		7,657,858
	Iceland — 0.6%
4,344,101	Marel (b) Largest Manufacturer of Poultry & Fish Processing Equipment	4,319,288

	Czech Republic — 0.4%
15,791	Komercni Banka Leading Czech Republic Universal Bank	2,928,746

	Spain — 0.4%
61,803	Red Eléctrica de España Spanish Power Transmission	2,816,293

	Portugal — 0.4%
938,000	Redes Energéticas Nacionais Portuguese Power Transmission & Gas Transportation	2,636,121

	Norway — 0.3%
302,648	Atea Leading Nordic IT Hardware/Software Re-seller & Installation Company	2,400,449

	Russia — 0.3%
77,500	Mail.ru - GDR (b) (e) Internet Social Networking & Games for Russian Speakers	2,243,946

	Finland — 0.3%
127,941	Stockmann Department Store & Fashion Retailer in Scandinavia & Russia	2,151,938

	Belgium — 0.3%
40,991	EVS Broadcast Equipment Digital Live Mobile Production Software and Systems	2,119,817

	Kazakhstan — 0.2%
217,900	Halyk Savings Bank of Kazakhstan - GDR (b) Largest Retail Bank & Insurer in Kazakhstan	1,351,197

	Greece — 0.1%
839,300	Intralot Lottery & Gaming Systems & Services	964,616

	Total Europe	245,420,537

	Other Countries — 15.0%

	Canada — 5.0%
220,715	ShawCor Oil & Gas Pipeline Products	5,124,531
172,749	CCL Industries Leading Global Label Manufacturer	4,604,332
309,100	Tahoe Resources (b) Silver Project in Guatemala	4,454,061
65,206	Baytex (a) (b) Oil & Gas Producer in Canada	2,726,095
71,742	AG Growth Leading Manufacturer of Augers and Grain Handling Equipment	2,565,295
71,000	Onex Capital Private Equity	2,212,864
93,600	Alliance Grain Traders Global Leader in Pulse Processing and Distribution	1,991,869
143,630	Black Diamond Group Provides Accommodations/Equipment for Oil Sands Development	1,857,225
129,245	Ivanhoe Mines (b)	1,782,222
110,265	Ivanhoe Mines (b) Copper Mine Project in Mongolia	1,510,631
66,000	Celtic Exploration (b) Canadian Oil and Gas Producer	1,421,529
318,277	Horizon North Logistics Provides Diversified Oil Service Offering in Northern Canada	1,193,653
378,516	DeeThree Exploration (b) (d)	810,636
133,000	DeeThree Exploration (b) Canadian Oil and Gas Producer	290,648
88,000	Crew Energy (b) Canadian Oil and Gas Producer	779,311
847,500	Southern Arc Minerals (d) Gold and Copper Exploration in Indonesia	729,178
228,671	Pan Orient (b) Pan Orient is Growth Oriented, Return Focused Asian Explorer	508,449
1,600,000	Eacom Timber (b) Canadian Lumber Producer	152,686
		34,715,215
	United States — 4.1%
108,564	Alexion Pharmaceuticals (b) Biotech Focused on Orphan Diseases	6,954,610
131,000	BioMarin Pharmaceutical (b) Biotech Focused on Orphan Diseases	4,174,970
117,401	Atwood Oceanics (b) Offshore Drilling Contractor	4,033,898
121,527	World Fuel Services Global Fuel Broker	3,967,857
87,046	FMC Technologies (b) Oil & Gas Wellhead Manufacturer	3,272,930
51,715	Bristow Largest Provider of Helicopter Services to Offshore Oil & Gas Producers	2,194,267
105,361	Textainer Group Holdings Top International Container Leasor	2,136,721

Number of Shares		Value
	United States — 4.1% (cont)
33,000	Oil States International Diversified North American Oil Service Provider	$1,680,360
		28,415,613
	South Africa — 3.8%
141,400	Naspers Media in Africa, China, Russia & Other Emerging Markets	6,106,390
602,800	Adcock Ingram Holdings Manufacturer of Pharmaceuticals and Medical Supplies	4,470,198
2,351,100	Rand Merchant Insurance Directly Sold Property and Casualty Insurance; Holdings in Other Insurers	3,640,906
1,413,533	Coronation Fund Managers South African Fund Manager	3,489,127
416,185	Mr. Price South African Retailer of Apparel, Household & Sporting Goods	3,449,159
740,200	Northam Platinum Platinum Mining in South Africa	3,001,365
130,423	Massmart Holdings General Merchandise, Food, and Home Improvement Stores; Wal-Mart Subsidiary	2,232,534
		26,389,679
	Australia — 1.3%
326,625	UGL Engineering & Facilities Management	3,570,897
61,985	Cochlear Cochlear Implants	2,747,774
553,000	SAI Global Publishing, Certification & Compliance Services	2,516,031
		8,834,702
	Israel — 0.6%
372,604	Israel Chemicals Producer of Potash, Phosphates, Bromine & Specialty Chemicals	4,243,325

	Senegal — 0.2%
6,312	Sonatel Leading Telecoms Operator in Western Africa	1,572,806
	Total Other Countries	104,171,340

	Latin America — 4.0%

	Brazil — 2.6%
520,000	Localiza Rent A Car Car Rental	6,861,428
384,300	Mills Estruturas e Servicos de Engenharia Civil Engineering & Construction	3,599,268
781,000	Suzano Brazilian Pulp & Paper Producer	3,518,186
447,400	MRV Engenharia Brazilan Low-income Property Developer	2,279,533
142,300	Multiplus Loyalty Program Operator in Brazil	2,053,994
		18,312,409
	Mexico — 0.5%
76,839	Grupo Aeroportuario del Sureste - ADR Mexican Airport Operator	3,820,435

	Argentina — 0.4%
200,758	Union Agriculture Group (b) (d) (f) Farmland Operator in Uruguay	2,140,080
845,000	Madalena Ventures (b) (d) Oil & Gas Exploration in Argentina	379,319
		2,519,399
	Chile — 0.3%
41,889	Sociedad Quimica y Minera de Chile - ADR Producer of Specialty Fertilizers, Lithium & Iodine	2,002,713

	Colombia — 0.2%
1,227,000	Canacol Energy Oil Producer in South America	749,385
3,074,000	Gulf United Energy (d) Prospecting for Oil Alongside Large Producers in Colombia	678,739
		1,428,124
	Total Latin America	28,083,080

	Total Equities (Cost: $521,944,601) — 94.1%	655,005,641

	Securities Lending Collateral — 0.9%
6,306,464	Dreyfus Government Cash Management Fund (g) (7 day yield of 0.00%)	6,306,464
	Total Securities Lending Collateral (Cost: $6,306,464)	6,306,464

	Total Investments (Cost: $528,251,065) — 95.0% (h) (i)	661,312,105	(j)

	Obligation to Return Collateral for Securities Loaned — (0.9)%	(6,306,464)

	Cash and Other Assets Less Liabilities — 5.9%	41,015,422

	Total Net Assets — 100.0%	$696,021,063

> Notes to Statement of Investments (dollar values in thousands)

(a)	All or a portion of this security was on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 is $5,899,121.
(b)	Non-income producing security.
(c)	An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares.
Holdings and transactions in these affiliated companies during the nine months ended September 30, 2011, are as follows:

Affiliates	Balance of Shares Held 12/31/10	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/11	Value	Dividend
Charles Taylor	2,250,000	—	—	2,250,000	$4,841,939	$164,479

The aggregate cost and value of these companies at September 30, 2011, were $9,152,033 and $4,841,939, respectively.  Investments in affiliated companies represented 0.70% of the Fund’s total net assets at September 30, 2011.

(d)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities, are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2011, these securities (in thousands) amounted to $4,887,500 which represents 0.70 % of total net assets.

Additional information on these securities is as follows:

Acquisition
Security	Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10	200,758	$2,649,999	$2,140,080
DeeThree Exploration	9/07/10 - 3/08/11	378,516	1,283,408	810,636
Southern Arc Minerals	2/16/11	847,500	1,374,835	729,178
Gulf United Energy	2/11/11	3,074,000	922,200	678,739
Madalena Ventures	10/21/10	845,000	535,436	379,319
Sterling Resources	12/02/10	161,600	482,244	149,618
$7,248,122	$4,887,570

(e)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At this security had an aggregate value of $2,243,946, which represented 0.32% of total net assets.

(f)	Illiquid security.
(g)	Investment made with cash collateral received from securities lending activity.
(h)

At September 30, 2011, for federal income tax purposes, the cost of investments was $528,251,065 and net unrealized appreciation was $133,061,040 consisting of gross unrealized appreciation of $189,070,107 and gross unrealized depreciation of $56,009,067.

(i)	On September 30, 2011, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$124,155,779	17.8
Euro	122,658,363	17.6
U.S. Dollar	61,083,735	8.8
British Pound	59,800,766	8.6
Hong Kong Dollar	39,262,460	5.6
Canadian Dollar	34,708,134	5.0
Other currencies less than 5% of total net assets	219,642,868	36.6
$661,312,105	100.0

(j)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	US Dollar

At September 30, 2011, the Fund had entered into the following forward foreign currency exchange contracts:

	Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation
State Street Bank	USD	EUR	7,057,909	$9,965,344	10/14/11	$510,242
State Street Bank	USD	EUR	6,980,680	9,938,045	11/15/11	588,208
State Street Bank	USD	EUR	7,303,908	10,000,000	12/15/11	217,801
				$29,903,389		$1,316,251

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Depreciation
State Street Bank	AUD	USD	4,188,102	$4,441,984	10/14/11	$(394,729)
State Street Bank	AUD	USD	486,594	500,000	10/14/11	(29,770)
State Street Bank	AUD	USD	4,869,141	4,986,381	11/15/11	(300,252)
State Street Bank	AUD	USD	4,946,430	5,000,000	12/15/11	(255,593)
State Street Bank	CAD	USD	4,763,912	4,956,884	10/14/11	(411,888)
State Street Bank	CAD	USD	4,960,952	4,999,851	11/15/11	(270,504)
State Street Bank	CAD	USD	4,967,650	5,000,000	12/15/11	(267,047)
				$29,885,100		$(1,929,783)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$14,075,611	$263,255,073	$—	$277,330,684
Europe	2,474,032	242,946,505	—	245,420,537
Other Countries	61,591,014	42,580,326	—	104,171,340
Latin America	24,884,942	1,058,058	2,140,080	28,083,080
Total Equities	103,025,599	549,839,962	2,140,080	655,005,641
Total Securities Lending Collateral	6,306,464	—	—	6,306,464
Total Investments	$109,332,063	$549,839,962	$2,140,080	$661,312,105

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	1,316,251	—	1,316,251
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(1,929,783)	—	(1,929,783)
Total	$109,332,063	$549,226,430	$2,140,080	$660,698,573

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the adviser’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exist are valued based upon the market approach using some unobservable inputs which may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$29,863,311	$2,790,000	$2,790,000	$29,863,311

Financial assets were transferred from Level 2 to Level 1 as they resumed trading during the period.

Foreign exchange-traded financial assets were transferred from Level 1 to level 2.

The following table reconciles asset balances for the nine months ending September, 30, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2011
Equities
Asia	$23,569	$(11,020,907)	$10,997,338	$—	$—	$—	$—	$—
Latin America	2,649,999	—	(509,919)	—	—	—	—	2,140,080

	$2,673,568	$(11,020,907)	$10,487,419	$—	$—	$—	$—	$2,140,080

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $(509,919).

Wanger Select      Report

Wanger Select	Statement of Investments (Unaudited), September 30, 2011

Number of Shares		Value
	Equities — 98.6%

	Consumer Goods & Services — 24.8%

	Retail — 11.2%
171,000	Abercrombie & Fitch Teen Apparel Retailer	$10,526,760
463,000	Safeway Supermarkets	7,699,690
109,100	lululemon athletica (a) Premium Active Apparel Retailer	5,307,715
39,000	Tiffany & Co. Luxury Good Retailer	2,371,980
		25,906,145
	Travel — 6.4%
1,303,000	Hertz (a) Largest U.S. Rental Car Operator	11,596,700
166,000	Gaylord Entertainment (a) (b) Convention Hotels	3,210,440
		14,807,140
	Apparel — 3.6%
158,500	Coach Designer & Retailer of Branded Leather Accessories	8,215,055

	Educational Services — 1.4%
54,625	ITT Educational Services (a) (b) Post-secondary Degree Services	3,145,307

	Casinos & Gaming — 1.3%
50,663,000	RexLot Holdings (China) (c) Lottery Equipment Supplier in China	3,011,506

	Food & Beverage — 0.5%
307,000	GLG Life Tech (Canada) (a) (b) (c) Produce an All-Natural Sweetener Extracted from the Stevia Plant	1,080,640

	Leisure Products — 0.2%
40,000	Skullcandy (a) (b) Lifestyle Branded Headphones	565,200

	Other Consumer Services — 0.2%
455,550	IFM Investments (Century 21 China RE) - ADR (China) (a) (b) (c) Provide Real Estate Services in China	523,883
	Total Consumer Goods & Services	57,254,876

	Industrial Goods & Services — 19.9%

	Machinery — 12.2%
283,500	Ametek Aerospace/Industrial Instruments	9,346,995
123,750	Donaldson Industrial Air Filtration	6,781,500
132,000	Pall Filtration & Fluids Clarification	5,596,800
170,000	Kennametal Consumable Cutting Tools	5,565,800
51,000	Oshkosh Corporation (a) Specialty Truck Manufacturer	802,740
		28,093,835
	Other Industrial Services — 2.0%
116,500	Expeditors International of Washington International Freight Forwarder	4,724,075

	Waste Management — 2.0%
143,500	Waste Management U.S. Garbage Collection & Disposal	4,672,360

	Outsourcing Services — 1.9%
236,000	Quanta Services (a) Electrical & Telecom Construction Services	4,434,440

	Industrial Distribution — 1.8%
27,000	WW Grainger Industrial Distribution	4,037,580
	Total Industrial Goods & Services	45,962,290

	Information — 17.4%

	Mobile Communications — 6.3%
234,000	Crown Castle International (a) Communications Towers	9,516,780
119,000	SBA Communications (a) Communications Towers	4,103,120
2,326,900	Globalstar (a) Satellite Mobile Voice & Data Carrier	951,702
		14,571,602
	Computer Services — 3.5%
673,400	WNS - ADR (India) (a) (c) Offshore BPO (Business Process Outsourcing) Services	8,047,130

	Contract Manufacturing — 3.1%
1,078,333	Sanmina-SCI (a) Electronic Manufacturing Services	7,203,264

	Computer Hardware & Related Equipment — 2.1%
116,000	Amphenol Electronic Connectors	4,729,320

	Instrumentation — 1.2%

19,000	Mettler Toledo (a) Laboratory Equipment	2,659,240

	Business Software — 0.4%
27,500	Concur Technologies (a) Web Enabled Cost & Expense Management Software	1,023,550

1

Number of Shares		Value
	Advertising — 0.4%
540,100	VisionChina Media - ADR (China) (a) (b) (c) Advertising on Digital Screens in China’s Mass Transit System	$988,383

	Telecommunications Equipment — 0.4%
49,000	Finisar (a) Optical Sub-systems and Components	859,460
	Total Information	40,081,949

	Finance — 14.4%

	Credit Cards — 7.2%
723,200	Discover Financial Services Credit Card Company	16,590,208

	Insurance — 4.5%
1,939,000	CNO Financial Group (a) Life, Long-term Care & Medical Supplement Insurance	10,489,990

	Brokerage & Money Management — 2.7%
854,000	MF Global (a) Futures Broker	3,527,020
171,000	SEI Investments Mutual Fund Administration & Investment Management	2,629,980
		6,157,000
	Total Finance	33,237,198

	Energy & Minerals — 13.3%

	Oil & Gas Producers — 9.1%
388,750	Pacific Rubiales Energy (Colombia) (c) Oil Production & Exploration in Colombia	8,235,757
7,499,000	Canacol Energy (Colombia) (a) (c) Oil Producer in South America	4,579,979
201,500	Houston American Energy (b) Oil and Gas Exploration/Production in Colombia	2,772,640
5,887,900	ShaMaran Petroleum (Iraq) (a) (c) Oil Exploration in Kurdistan	2,331,786
8,714,000	Petrodorado (Colombia) (a) (c)	1,413,666
5,714,000	Petrodorado - Warrants (Colombia) (a) (c) (d) Oil & Gas Exploration/Production in Columbia, Peru & Paraguay	118,871
3,600,000	Canadian Overseas Petroleum (United Kingdom) (a) (c)	1,060,521
1,800,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a) (c) (d)	99,284
184,000	Canadian OverSeas Petroleum (United Kingdom) (a) (c) Oil & Gas Exploration/Production in the North Sea	55,311
2,575,000	Petromanas (Canada) (a) (c)	307,162
937,500	Petromanas - Warrants (Canada) (a) (c) (d) (e) Exploring for Oil in Albania	13,151
		20,988,128
	Alternative Energy — 1.4%
520,600	Canadian Solar (China) (a) (b) (c) Solar Cell & Module Manufacturer	1,915,808
582,600	Synthesis Energy Systems (China) (a) (c) Owner / Operator of Gasification Plants	1,007,898
252,000	Real Goods Solar (a) Residential Solar Energy Installer	458,640
		3,382,346
	Agricultural Commodities — 1.3%
227,273	Union Agriculture Group (Argentina) (a) (c) (d) (e) Farmland Operator in Uruguay	2,422,730
6,154,000	Eacom Timber (Canada) (a) (c) Canadian Lumber Producer	587,270
		3,010,000
	Mining — 1.1%
152,000	Kirkland Lake Gold (Canada) (a) (c) Gold Mining	2,464,434

	Oil Services — 0.4%
1,716,400	Tuscany International Drilling (Colombia) (a) (c) South America Based Drilling Rig Contractor	950,007
200,000	Tuscany International Drilling - Warrants (Colombia) (a) (c) South America Based Drilling Rig Contractor	954
		950,961
	Total Energy & Minerals	30,795,869

	Other Industries — 6.3%

	Transportation — 3.1%
198,250	JB Hunt Transport Services Truck & Intermodal Carrier	7,160,790

2

Number of Shares		Value
	Real Estate — 2.1%
294,500	BioMed Realty Trust Life Science-focused Office Buildings	$4,879,865

	Regulated Utilities — 1.1%
79,000	Wisconsin Energy Wisconsin Utility	2,471,910
	Total Other Industries	14,512,565

	Health Care — 2.5%

	Pharmaceuticals — 1.5%
415,000	Akorn (a) Develops, Manufactures & Sells Specialty Generic Drugs	3,241,150
30,000	Horizon Pharma (a) (b) Specialty Pharma Company	209,700
		3,450,850
	Biotechnology & Drug Delivery — 1.0%
345,000	NPS Pharmaceuticals (a) Orphan Drugs & Healthy Royalties	2,245,950
	Total Health Care	5,696,800

	Total Equities (Cost: $229,690,297) — 98.6%	227,541,547

	Securities Lending Collateral — 1.7%
3,985,605	Dreyfus Government Cash Management Fund (e) (7 day yield of 0.00%)	3,985,605

	Total Securities Lending Collateral (Cost: $3,985,605)	3,985,605

	Total Investments (Cost: $233,675,902— 100.3%)(f) (g)	231,527,152	(h)

	Obligation to Return Collateral for Securities Loaned — (1.7)%	(3,985,605)

	Cash and Other Assets Less Liabilities — 1.5%	3,384,008

	Total Net Assets — 100.0%	$230,925,555

3

> Notes to Statement of Investments (dollar values in thousands)

(a)                    Non-income producing security.

(b)                   All or a portion of this security was on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 is $3,694,152.

(c)                    On September 30, 2011, the market value of foreign securities represents 17.83% of total net assets.  The Fund’s foreign portfolio was diversified as follows:

	Value	Percent
Colombia	15,299,234	6.63
India	8,047,130	3.48
China	7,447,478	3.23
Canada	4,452,657	1.93
Argentina	2,422,730	1.05
Iraq	2,331,786	1.01
United Kingdom	1,115,832	0.48
Total Foreign Portfolio	$41,116,847	17.81

(d)                   Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities, are valued in good faith by the Board of Trustees. At September 30, 2011, these securities (in thousands) amounted to $3,714,557 which represents 1.61% of total net assets.

	Acquisition
Security	Dates	Shares	Cost	Value
Union Agriculture Group	12/08/10	227,273	$2,999,999	$2,422,730
Canadian Overseas Petroleum	11/24/10	3,600,000	1,539,065	1,060,521
Petrodorado - Warrants	11/20/09	5,714,000	706,004	118,871
Canadian Overseas Petroleum - Warrants	11/24/10	1,800,000	225,295	99,284
Petromanas - Warrants	05/20/10	937,500	54,282	13,151
			$5,524,645	$3,714,557

(e)                    Illiquid security.

(f)                      Investment made with cash collateral received from securities lending activity.

(g)                   At September 30, 2011, for federal income tax purposes, cost of investments was $233,675,902 and net unrealized depreciation was $2,148,750 consisting of gross unrealized appreciation of $52,057,035 and gross unrealized depreciation of $54,205,785.

(h)                   Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

ADR - American Depositary Receipts

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Consumer Goods & Services	$54,243,370	$3,011,506	$—	$57,254,876
Industrial Goods & Services	45,962,290	—	—	45,962,290
Information	40,081,949	—	—	40,081,949
Finance	33,237,198	—	—	33,237,198
Energy & Minerals	27,081,312	1,291,827	2,422,730	30,795,869
Other Industries	14,512,565	—	—	14,512,565
Health Care	5,696,800	—	—	5,696,800
Total Equities	220,815,484	4,303,333	2,422,730	227,541,547
Total Securities Lending Collateral	3,985,605	—	—	3,985,605
Total Investments	$224,801,089	$4,303,333	$2,422,730	$231,527,152

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the adviser’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities acquired via private placement that are not yet trading are valued using the market approach for which management has determined that the original transaction price is the best representation of fair value. The original cost may be adjusted for the market movement in an index, ETF or similar security during the period it does not trade.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$10,325,852	$—	$—	$10,325,852

The following table reconciles asset balances for the nine months ending September 30, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2011
Equities
Energy & Minerals	$2,999,999	$—	$(577,269)	$—	$—	$—	$—	$2,422,730

	$2,999,999	$—	$(577,269)	$—	$—	$—	$—	$2,422,730

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $577,269.

5

Wanger International Select      Report

Wanger International Select	Statement of Investments (Unaudited), September 30, 2011

Number of Shares		Value
	Equities — 96.2%

	Asia — 42.8%

	Japan — 16.7%
140,000	Kansai Paint Paint Producer in Japan, India, China and Southeast Asia	$1,341,585
458	Seven Bank ATM Processing Services	893,912
600	Jupiter Telecommunications Largest Cable Service Provider in Japan	649,208
36,300	Asahi Diamond Industrial Consumable Diamond Tools	504,933
12,300	Gree Mobile Social Networking Game Developer/Platform	375,117
7,360	Ain Pharmaciez Dispensing Pharmacy/Drugstore Operator	324,310
		4,089,065
	Singapore — 12.1%
885,000	Ascendas REIT Singapore Industrial Property Landlord	1,364,700
1,352,000	Mapletree Industrial Trust Singapore Industrial Property Landlord	1,112,387
762,000	Mapletree Logistics Trust Industrial Property Landlord	493,557
		2,970,644
	China — 5.7%
420,000	Zhaojin Mining Industry Gold Mining and Refining in China	698,654
261,000	Want Want Chinese Branded Consumer Food Company	236,377
6,000	Netease.com Chinese Online Gaming Services	228,960
288,000	Jiangsu Expressway Chinese Toll Road Operator	217,516
		1,381,507
	Taiwan — 4.6%
766,300	Far Eastone Telecom Taiwan’s 3rd Largest Mobile Operator	1,133,002
	South Korea — 3.7%
3,500	NHN (a) Korean Online Search Services	666,808
7,600	Woongjin Coway South Korean Household Appliance Rental Service Provider	244,704
		911,512
	Total Asia	10,485,730

	Europe — 38.3%

	United Kingdom — 14.9%
100,000	Chemring Defense Manufacturer of Countermeasures & Energetics	818,747
70,000	JLT Group International Business Insurance Broker	685,486
21,000	Intertek Group Testing, Inspection & Certification Services	603,975
467,900	Archipelago Resources (a) Gold Mining Projects in Indonesia, Vietnam & the Philippines	500,141
50,000	Serco Facilities Management	395,546
90,000	Workspace Group United Kingdom Real Estate	302,279
29,840	Shaftesbury London Prime Retail REIT	215,572
43,000	Cobham Aerospace Components	116,397
		3,638,143
	Netherlands — 7.2%
11,000	AkzoNobel Largest Global Supplier of Protective Paints & Coatings	485,402
15,764	Imtech Electromechanical & ICT Installation & Maintenance	443,426
7,291	Fugro Sub-sea Oilfield Services	367,696
16,193	Aalberts Industries Flow Control & Heat Treatment	240,753
2,500	Core Laboratories (b) Oil & Gas Reservoir Consulting	224,575
		1,761,852
	Germany — 5.7%
43,000	Wirecard Online Payment Processing & Risk Management	657,861
8,000	Rheinmetall Defense & Automotive	375,247
18,000	Rhoen-Klinikum Health Care Services	364,496
		1,397,604
	Switzerland — 2.4%
3,000	Kuehne & Nagel Freight Forwarding/Logistics	336,699
1,600	Partners Group Private Markets Asset Management	263,447
		600,146

1

Number of Shares		Value
	Sweden — 2.3%
43,733	Hexagon Measurement Equipment & Software	$568,672

	Ireland — 1.6%
130,000	United Drug Irish Pharmaceutical Wholesaler & Outsourcer	398,051

	Iceland — 1.3%
330,000	Marel (a) Largest Manufacturer of Poultry & Fish Processing Equipment	328,115

	Denmark — 1.2%
2,000	Novozymes Industrial Enzymes	284,357

	Belgium — 1.1%
5,000	EVS Broadcast Equipment Digital Live Mobile Production Software and Systems	258,571

	France — 0.6%
2,009	Neopost Postage Meter Machines	147,311
	Total Europe	9,382,822

	Other Countries — 12.9%

	South Africa — 6.8%
491,400	Rand Merchant Insurance Directly Sold Property and Casualty Insurance; Holdings in Other Insurers	760,980
84,000	Adcock Ingram Holdings Manufacturer of Pharmaceuticals and Medical Supplies	622,921
6,300	Naspers Media in Africa, China, Russia & Other Emerging Markets	272,067
		1,655,968
	Canada — 2.7%
13,800	CCL Industries Leading Global Label Manufacturer	367,815
8,400	AG Growth Leading Manufacturer of Augers and Grain Handling Equipment	300,361
		668,176
	United States — 1.9%
7,125	Atwood Oceanics (a) Offshore Drilling Contractor	244,815
3,600	SM Energy Oil and Gas Producer	218,340
		463,155
	Israel — 1.5%
32,000	Israel Chemicals Producer of Potash, Phosphates, Bromine & Specialty Chemicals	364,426
	Total Other Countries	3,151,725

	Latin America — 2.2%

	Colombia — 1.7%
17,400	Pacific Rubiales Energy Oil Production & Exploration in Colombia	368,623
1,200,000	Quetzal Energy (a) (c) Explores for Oil & Gas in Latin America	49,470
		418,093
	Argentina — 0.5%
11,364	Union Agriculture Group (a) (c) (d) Farmland Operator in Uruguay	121,140
	Total Latin America	539,233
Total Equities (Cost: $21,606,812) — 96.2%		23,559,510

Securities Lending Collateral — 0.7%
170,100	Dreyfus Government Cash Management Fund (e) (7 day yield of 0.00%)	170,100

Total Securities Lending Collateral (Cost: $170,100)		170,100

Total Investments (Cost: $21,776,912) — 96.9% (f) (g)		23,729,610	(h)

Obligation to Return Collateral for Securities Loaned — (0.7)%		(170,100)

Cash and Other Assets Less Liabilities — 3.8%		936,049

Total Net Assets — 100.0%		$24,495,559

2

> Notes to Statement of Investments (dollar values in thousands)

(a)                    Non-income producing security.

(b)                   All or a portion of this security was on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 is $161,694.

(c)                    Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2011, the market value of these securities amounted to $170,611 which represents 0.70% of total net assets.

Additional information on these securities is as follows:

	Acquisition
Security	Dates	Shares	Cost	Value
Union Agriculture Group	12/08/10	11,364	$150,000	$121,140

Quetzal Energy	1/14/11	1,200,000	151,653	49,470
			$301,653	$170,610

(d)                   Illiquid security.

(e)                    Investment made with cash collateral received from securities lending activity.

(f)                      On September 30, 2011, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$4,089,065	16.7
Euro	3,738,814	15.2
British Pound	3,638,143	14.9
Singapore Dollar	2,970,644	12.1
South African Rand	1,655,968	6.8
Other currencies less than 5% of total net assets	7,466,876	30.5
Cash and other assets less liabilities	936,049	3.8
	$24,495,559	100.0

(g)                   At September 30, 2011, for federal income tax purposes, the cost of investments was $21,776,912 and net unrealized appreciation was $1,952,698 consisting of gross unrealized appreciation of $3,680,885 and gross unrealized depreciation of $1,728,187.

(h)                   Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

3

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$228,960	$10,256,770	$—	$10,485,730
Europe	224,575	9,158,247	—	9,382,822
Other Countries	1,131,331	2,020,394	—	3,151,725
Latin America	368,623	49,470	121,140	539,233
Total Equities	1,953,489	21,484,881	121,140	23,559,510
Total Securities Lending Collateral	170,100	—	—	170,100
Total Investments	$2,123,589	$21,484,881	$121,140	$23,729,610

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.  Securities acquired via private placements that have a holding period or extended settlement periods are valued at a discount to the same shares that are trading freely on the market.  These discounts are determined by the adviser’s experience with similar securities or situations.  Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exist are valued based upon the market approach using some unobservable inputs which may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the nine months ending September, 30, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2011
Equities
Latin America	$150,000	$—	$(28,860)	$—	$—	$—	$—	$121,140

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $(28,860).

4

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 21, 2011

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 21, 2011